FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Bank of Nova Scotia
Common
064149107
84,868,810
1,844,981
1,844,981
N/A
N/A

N/A
1,844,981
N/A
CIBC
Common
136069101
48,459,915
876,398
876,398
N/A
N/A

N/A
876,398
N/A
EnCana Corp.
Common
292505104
135,787,279
1,475,638
1,475,638
N/A
N/A

N/A
1,475,638
N/A
Manulife Financial Corp.
Common
56501R106
82,731,619
2,353,812
2,353,812
N/A
N/A

N/A
2,353,812
N/A
Potash Corp of Saskatchewan
Common
73755L107
129,981,303
557,446
557,446
N/A
N/A

N/A
557,446
N/A
Royal Bank of Canada
Common
780087102
101,222,934
2,240,839
2,240,839
N/A
N/A

N/A
2,240,839
N/A
Suncor Energy Inc.
Common
867229106
99,457,638
1,704,504
1,704,504
N/A
N/A

N/A
1,704,504
N/A
Toronto Dominion Bank
Common
891160509
88,869,534
1,403,335
1,403,335
N/A
N/A

N/A
1,403,335
N/A



771,379,032
12,456,953
12,456,953




12,456,953